RIGHT TO USE ASSET AND LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2025
Right To Use Asset And Lease Liability
Schedule of operating lease right-of-use asset and liability

	December 31,
	2025	2024
		(As Restated)

Operating lease right-of-use asset	$310,121	$305,258
Less: accumulated amortization	(251,042)	(126,833)
Operating lease right-of-use assets, net	$59,079	$178,425

Operating lease liability	$310,121	$305,258
Less: accumulated reduction	(267,968)	(120,904)
Operating lease liability, net	$42,153	$184,354

Current operating lease liability	$42,153	$144,245
Non-current operating lease liability	—	40,109
Total operating lease liability	$42,153	$184,354

Schedule of future lease payments

Lease
Year	Payments
2026	$44,263

Total future minimum lease payments	44,263
Less: imputed interest	(2,110)
Present value of operating leases liabilities	$42,153